Derecognition And Offset Of Financial Instruments Transferred financial assets that are not derecognized in their entirety (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disposal of securities under repurchase agreements
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Nature of financial assets transferred during period which do not qualify for derecognition	The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition	The financial instruments that were disposed but the Group agreed to repurchase at the fixed amounts at the same time, so that they did not meet the conditions of derecognition
Assets that entity continues to recognise	₩ 15,434	₩ 2,553,816
Associated liabilities that entity continues to recognise	3,173	2,004,905
AFS financial assets
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Assets that entity continues to recognise	9,998	2,546,683
HTM financial assets
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Assets that entity continues to recognise	₩ 5,436	₩ 7,133
Loaned securities
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Nature of financial assets transferred during period which do not qualify for derecognition	When the Group loans its securities to outside parties, the legal ownerships of the securities are transferred, however, they should be returned at the end of lending period therefore the Group does not derecognize them from the consolidated financial statements as it owns majority of risks and benefits from the securities continuously regardless of the transfer of legal ownership.	When the Group loans its securities to outside parties, the legal ownerships of the securities are transferred, however, they should be returned at the end of lending period therefore the Group does not derecognize them from the consolidated financial statements as it owns majority of risks and benefits from the securities continuously regardless of the transfer of legal ownership.
Assets that entity continues to recognise	₩ 170,256	₩ 498,038
Equity securities- listed stock | Samsung Securities Co Ltd and others
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Assets that entity continues to recognise		4,459
Korean treasury and government agencies bonds | Korea Securities Depository and others
Disclosure of financial assets transferred during period which do not qualify for derecognition [Line Items]
Assets that entity continues to recognise	₩ 170,256	₩ 493,579